SUMMARY OF WARRANTS AND OPTIONS ACTIVITY (Details) (Parenthetical) - $ / shares	Jan. 20, 2022	Dec. 31, 2021	Dec. 15, 2021	Nov. 30, 2021	Oct. 14, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020
Warrant terms										5 years
Number of shares issued to lenders		6,802,721	5,714,286	2,082,128		4,512,497		7,823,177	1,000,000	4,629,964	8,300,345	14,700,000	6,000,000	10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000
Labrys Fund LP [Member]
Number of right to purchase of shares										5,000,000
Exercise price										$ 0.02
Warrant terms										5 years
Number of shares issued to lenders	8,000,000					4,512,497	1,000,000		1,000,000
Labrys Fund LP [Member] | Maximum [Member]
Number of right to purchase of shares										5,000,000
BHP Capital NY Inc And Quick Capital LLC [Member]
Number of right to purchase of shares					66,666,667
Exercise price					$ 0.015
Warrant terms					5 years
Number of shares issued to lenders					2,298,852
Quick Capital, LLC [Member]
Number of right to purchase of shares					66,666,667
Exercise price					$ 0.015
Warrant terms					5 years
Number of shares issued to lenders					2,298,852
Quick Capital, LLC [Member] | Maximum [Member]
Number of right to purchase of shares					66,666,667